RESTRUCTURING AND OTHER SPECIAL CHARGES	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER SPECIAL CHARGES
RESTRUCTURING AND OTHER SPECIAL CHARGES

During 2015, the Company recorded net restructuring charges of $113.9; $39.2 within LCD and $74.7 within CDD. The charges were comprised of $59.2 in severance and other personnel costs and $55.8 in facility-related costs primarily associated with general integration activities. A substantial portion of these costs relate to the planned closure of two CDD operations that serviced a minimum volume contract that expired on October 31, 2015. The charges were offset by the reversal of previously established reserves of $1.1 in unused facility-related costs. Included within the facility-related charges noted above is a $26.7 asset impairment charge relating to CDD lab and customer service applications that will no longer be used.

In addition, during 2015, the Company recorded $25.6 in consulting expenses (recorded in selling, general and administrative expenses) relating to fees incurred as part of LCD's business process improvement initiative (Project LaunchPad) as well as one-time Covance integration costs and employee compensation studies, along with $5.4 in short-term equity retention arrangements relating to the acquisition of Covance and $0.3 of accelerated equity compensation relating to the previously disclosed retirement of a Company executive (all recorded in selling, general and administrative expenses). The Company also incurred $5.7 relating to the wind-down of the minimum volume contract operations referred to in the previous paragraph. On February 9, 2016, the Company reached an agreement for the sale of the assets and business of one of these sites. As required by U.K. law, substantially all of the employees were transferred with the business.

Additionally, the Company recorded $166.0 of deal costs related to the Acquisition, of which $113.4 is included in selling, general and administrative expenses and $52.6 is included in interest expense. During 2015, the Company also recorded a non-cash loss of $2.3, upon the dissolution of one of its equity investments, which is included in other, net expenses. During the fourth quarter, the Company paid $12.2 in settlement costs and litigation expenses related to the resolution of a U.S. court putative class action lawsuit. In addition, the Company incurred $3.0 of non-capitalized costs associated with the implementation of a major system as part of Project Launchpad.

During 2014, the Company recorded net restructuring charges of $17.8. The charges were comprised of $10.5 in severance and other personnel costs and $8.4 in facility-related costs primarily associated with general integration activities. These charges were offset by the reversal of previously established reserves of $0.4 in unused severance and $0.7 in unused facility related costs.

During 2013, the Company recorded net restructuring charges of $21.8. The charges were comprised of $15.4 in severance and other personnel costs and $9.5 in facility-related costs primarily associated with the ongoing integration of Orchid Cellmark, Inc. and the Integrated Genetics business (formerly Genzyme Genetics) and costs associated with the previously announced termination of an executive vice president. These charges were offset by the reversal of previously established reserves of $0.7 in unused severance and $2.4 in unused facility-related costs.